Net borrowings - Net borrowings by currency (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	£ 2,285	£ 2,749	£ 3,323
Gross borrowings	(16,422)	(14,858)
US dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	1,315	1,890
Gross borrowings	(3,260)	(4,001)
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	61	82
Gross borrowings	(2,943)	(2,841)
Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	67	38
Gross borrowings	(9,214)	(7,279)
Indian rupee
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	26	26
Gross borrowings	(74)	(109)
Mexican peso
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	14	9
Gross borrowings	(264)	(102)
Kenyan shilling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	53	16
Gross borrowings	(254)	(293)
Hungarian forint
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	2	3
Gross borrowings	(214)	(241)
Chinese yuan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	290	255
Gross borrowings	(75)	(20)
Nigerian naira
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	133	60
Gross borrowings	0	(1)
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	324	370
Gross borrowings	(124)	29
Turkish lira and Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents in cash-pooling arrangements	£ 23
Turkish lira
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents in cash-pooling arrangements		£ 31